CONSOLIDATED STATEMENT OF CASH FLOWS $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)
Cash flows from operating activities
Cash generated from operations	$ 1,376
Interest - paid excluding cumulative PIK interest paid	(416)	[1]
Income tax paid	(105)
Net cash from operating activities	855
Cash flows from investing activities
Purchase of property, plant and equipment	(555)
Purchase of intangible assets	(32)
Proceeds from disposal of property, plant and equipment	12
Net cash used in investing activities	(575)
Cash flows from financing activities
Repayment of borrowings	(443)
Proceeds from borrowings	114
Dividends paid	(132)
Consideration (paid)/received on termination of derivative financial instruments	(44)
Deferred debt issue costs paid	(5)
Finance lease payments	(4)
Early redemption premium paid	(7)
Net cash (outflow)/inflow from financing activities	(521)
Net (decrease)/increase in cash and cash equivalents	(241)
Cash and cash equivalents at the beginning of the year	784	[2]
Exchange (losses)/gains on cash and cash equivalents	(13)
Cash and cash equivalents at the end of the year	$ 530

[1]	*Total interest paid for the year ended December 31, 2018 is $416 million (2017: $458 million; 2016: $617 million).
[2]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements